Other income, net	12 Months Ended
Mar. 31, 2023
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Other income, net
23. Other income, net
Other income, net consists of the following:

	Year ended March 31,
	2023	2022	2021
Net gain arising on financial assets designated as FVTPL	$7,991	$7,137	$6,352
Interest income	5,279	3,772	3,702
Others, net	2,735	2,958	2,410

Total	$16,005	$13,867	$12,464